Business and Basis of Presentation (Detail) $ / shares in Units, $ in Millions		1 Months Ended	5 Months Ended	6 Months Ended
		Jun. 30, 2015 USD ($)	May. 31, 2015 USD ($) [2]	Jun. 30, 2015 USD ($) asset_group $ / shares MW	Jun. 30, 2014 USD ($) $ / shares	Jun. 01, 2015 USD ($)	Dec. 31, 2014 USD ($)
Restructuring Cost and Reserve [Line Items]
TSA term of agreement				2 years
Goodwill	[1]	$ 470		$ 470			$ 72
Retail energy				554	$ 630
Income from continuing operations after income taxes				121	(56)
Net income		90	$ 32	$ 122	$ (53)
Earnings per share (in dollars per share) | $ / shares				$ 1.34	$ (0.63)
RJS Power
Restructuring Cost and Reserve [Line Items]
Goodwill						$ 398
Spinoff from PPL
Restructuring Cost and Reserve [Line Items]
Restructuring costs				$ 10
Spinoff | Spinoff from PPL
Restructuring Cost and Reserve [Line Items]
Amount of accrued liability for separation benefits		$ 2		$ 2			9
Number of asset groups that will be divested | asset_group				1
Number of asset groups proposed to be divested, one of which to be selected | asset_group				2
Talen Energy Supply
Restructuring Cost and Reserve [Line Items]
Accelerated stock based compensation and pro-rated stock-based compensation awards				$ 25
Goodwill							$ 72
Revenue Adjustment | Restatement Adjustment
Restructuring Cost and Reserve [Line Items]
Retail energy				(7)
Income from continuing operations after income taxes				(4)
Net income				$ (4)
Earnings per share (in dollars per share) | $ / shares				$ (0.04)
Minimum | Spinoff | Spinoff from PPL
Restructuring Cost and Reserve [Line Items]
Capacity, in total, to be divested in connection with the spinoff | MW				1,300
Maximum | Spinoff | Spinoff from PPL
Restructuring Cost and Reserve [Line Items]
Capacity, in total, to be divested in connection with the spinoff | MW				1,400

[1]	There were no accumulated impairment losses related to goodwill.
[2]	Represents Talen Energy Supply's predecessor member's equity balance and activity prior to the June 1, 2015 spinoff transaction.